Intangible assets	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Intangible assets

12.	Intangible assets

	Concession right	Transmission lines and electrical substations for wind farms	Turbogas and turbosteam supply agreements for thermoelectrical station Brigadier López	Total
	ARS 000	ARS 000	ARS 000	ARS 000

Cost

01-01-2023	330,081,257	26,967,560	165,430,017	522,478,834
Transfers	—	—	—	—
12-31-2023	330,081,257	26,967,560	165,430,017	522,478,834

Transfers	—	—	—	—
12-31-2024	330,081,257	26,967,560	165,430,017	522,478,834

Amortization and impairment

01-01-2023	316,318,970	6,365,886	147,068,064	469,752,920
Amortization for the year	12,042,000	1,340,368	—	13,382,368
(Impairment reversal) / Impairment	—	(214,266)	4,811,296	4,597,030
12-31-2023	328,360,970	7,491,988	151,879,360	487,732,318

Amortization for the year	1,338,000	1,353,283	—	2,691,283
Impairment	—	149,524	1,189,532	1,339,056
12-31-2024	329,698,970	8,994,795	153,068,892	491,762,657

Net book value

12-31-2023	1,720,287	19,475,572	13,550,657	34,746,516
12-31-2024	382,287	17,972,765	12,361,125	30,716,177

Concession right of Piedra del Águila hydroelectric power plant

Includes the amounts paid as consideration for rights relating to the concession of Piedra del Águila hydroelectric power plant awarded by the Argentine government for a 30-year term, from the date of taking possession of such hydroelectric complex. The concession term terminated on December 29, 2023 and it was extended to a maximum date of December 28, 2025 (see Note 1.2.l).

For a concession arrangement to fall within the scope of IFRIC 12, usage of the infrastructure must be controlled by the concession grantor. This requirement is met when the following two conditions are met:

–	the grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them, and at what price; and

–	the grantor controls the infrastructure, i.e., retains the right to take back the infrastructure at the end of the concession.

Upon Resolution 95 passed by Argentine government the Company´s concession right of Piedra del Águila hydroelectric power plant met both conditions above.

The main features of the concession contract are as follows:

Control and regulation of prices by concession grantor: Pricing schedule approved by grantor;

Remuneration paid by: CAMMESA;

Grant or guarantee from concession grantor: None;

Residual value: Infrastructure returned to grantor for no consideration at end of concession;

Concession end date: maximum date December 28, 2025 (see Note 1.2.l);

IFRIC 12 accounting model: Intangible asset.

Fees and royalties: the Intergovernmental Basin Authority is entitled to a fee of 2.5% of the plant’s revenues, and the provinces of Rio Negro and Neuquén are entitled to royalties of 12% of such revenues. For the years ended December 31, 2024 and 2023, the fees and royalties amounted to 6,932,243 and 8,789,811, respectively and they were shown in operating expenses in the consolidated statement of income.

Contractual capital investment obligations and obligations relating to maintenance expenditure on infrastructure under concession are not significant.

Transmission lines of wind farms Achiras, La Castellana, La Genoveva, La Genoveva II and Manque

The Group finished the construction of wind farms La Castellana, Achiras, La Genoveva, La Genoveva II and Manque, whereby the Group agreed to build high and medium tension lines and the electrical substation to connect the wind farms to Sistema Argentino de Interconexión ("SADI"), a part of which were given to the companies transporting the energy; therefore, such companies are in charge of the maintenance of such transferred installations. Consequently, the Group recognized intangible assets for the works related to the construction of the described equipments.

Turbogas and turbosteam supply agreements for Brigadier Lopez thermoelectric power plant

During fiscal year 2019, as a result of the business combination related to the acquisition of Brigadier Lopez thermoelectric power plant, the Group recognized an intangible asset related to turbogas and turbosteam supply agreements entered into with CAMMESA regarding Brigadier Lopez thermoelectric power plant.